Non-Controlling Interests (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2022 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Non-Controlling Interests [Abstract]
Equity interests rate	43.00%
Total consideration	¥ 4,300,000	¥ 52,559,917
Interests rate		57.00%
Recognized non-controlling interest		¥ 500,000
Non-controlling interest		¥ (310,587)	$ (43,745)	¥ 548,631